Related Party Transactions and Balances (Details) - Schedule of Sales - Related Party [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Related Party Transaction [Line Items]
Accounts receivable from a related party	$ 788,726	$ 456,361
Due from related parties	5,375,546	21,127
Deposits to a related party -noncurrent	8,944,298	9,155,059
Related Party Sales	307,805		$ 11,751
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	788,726	456,361
Li Jun [Member]
Related Party Transaction [Line Items]
Due from related parties		21,127
Hainan Guoxie [Member]
Related Party Transaction [Line Items]
Due from related parties	5,375,546
Liu Fang [Member]
Related Party Transaction [Line Items]
Deposits to a related party -noncurrent	8,944,298	9,155,059
Yangzhou Meihua Import and Export Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related Party Sales	$ 307,805	$ 11,751